Equipment Loans - Schedule of Equipment Loans (Details) (Parenthetical) - Bank [Member]	12 Months Ended
Dec. 31, 2020 USD ($)
Debt maturity date, description	Through 2025
Minimum [Member]
Debt insterest rate	0.00%
Monthly payments	$ 400
Maximum [Member]
Debt insterest rate	14.41%
Monthly payments	$ 11,600